Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary Shares Class A	Treasury Share Reserve	Additional Paid -In Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Shareholders’ Deficit	Noncontrolling Interest	Total
Balance at Dec. 31, 2021	$ 13,449			$ (3,449)	$ (1,473,025,700)	$ (4,970,718)	$ (1,477,986,418)		$ (1,477,986,418)
Balance (in Shares) at Dec. 31, 2021	134,486,491
Balance (in Shares) at Dec. 31, 2021		(6,370,243)
Issuances of vested restricted stock awards	$ 127						127		127
Issuances of vested restricted stock awards (in Shares)	1,267,639	1,267,639
Net loss attributable to noncontrolling interest
Issuance of shares to treasury share reserve
Issuance of shares to treasury share reserve (in Shares)		(2,674,846)
Share-based compensation			30,085,992				30,085,992		30,085,992
Receipt of subscription receivable				3,449			3,449		3,449
Net income (loss) attributable to the Company					50,077,626		50,077,626		50,077,626
Preferred shares redemption value accretion			(30,085,992)		(21,323,757)		(51,409,749)		(51,409,749)
Foreign currency translation adjustment, net of $0 income taxes						(3,551,836)	(3,551,836)		(3,551,836)
Balance at Dec. 31, 2022	$ 13,576				(1,444,271,831)	(8,522,554)	(1,452,780,809)		(1,452,780,809)
Balance (in Shares) at Dec. 31, 2022	135,754,130
Balance (in Shares) at Dec. 31, 2022		(7,777,450)
Issuances of vested restricted stock awards	$ 132		(132)
Issuances of vested restricted stock awards (in Shares)	1,323,252	1,323,252
Spin-off of subsidiary to shareholders					(7,014,594)		(7,014,594)		(7,014,594)
Acquisition of PT Webull Sekuritas Indonesia								910,230	910,230
Net loss attributable to noncontrolling interest								(247,296)	(247,296)
Share-based compensation			29,375,956				29,375,956		29,375,956
Net income (loss) attributable to the Company					6,069,284		6,069,284		6,069,284
Preferred shares redemption value accretion			(29,375,824)		(310,704,176)		(340,080,000)		(340,080,000)
Foreign currency translation adjustment, net of $0 income taxes						1,662,753	1,662,753	(2,713)	1,660,040
Balance at Dec. 31, 2023	$ 13,708				(1,755,921,317)	(6,859,801)	(1,762,767,410)	660,221	$ (1,762,107,189)
Balance (in Shares) at Dec. 31, 2023	137,077,382
Balance (in Shares) at Dec. 31, 2023		(6,454,199)							6,454,198
Issuances of vested restricted stock awards	$ 179		(179)
Issuances of vested restricted stock awards (in Shares)	1,791,669	1,791,669
Net loss attributable to noncontrolling interest								(488,504)	(488,504)
Increase in noncontrolling interest attributable to loan conversion								1,196,037	1,196,037
Options exercised	$ 44		48,947				48,991		48,991
Options exercised (in Shares)	438,173	438,173
Share-based compensation			32,587,611				32,587,611		32,587,611
Net income (loss) attributable to the Company					(22,693,648)		(22,693,648)		(22,693,648)
Preferred shares redemption value accretion			(32,636,379)		(462,451,659)		(495,088,038)		(495,088,038)
Foreign currency translation adjustment, net of $0 income taxes						(8,336,145)	(8,336,145)	(94,666)	(8,430,811)
Balance at Dec. 31, 2024	$ 13,931				$ (2,241,066,624)	$ (15,195,946)	$ (2,256,248,639)	$ 1,273,088	$ (2,254,975,551)
Balance (in Shares) at Dec. 31, 2024	139,307,224
Balance (in Shares) at Dec. 31, 2024		(4,224,356)							4,224,356